Other operating income - Analysis of other operating income (Details) - GBP (£) £ in Thousands	3 Months Ended			6 Months Ended
	Jul. 31, 2019	Jul. 31, 2018		Jul. 31, 2019	Jul. 31, 2018
Disclosure of operating segments [line items]
Research and development credit	£ 497	£ (65)		£ 502	£ 0
Income on release of the US not for profit organizations financial liability	0	539		0	539
Other income	0	2		0	6
Other operating income	4,135	2,699	[1]	9,006	6,154	[2]
BARDA
Disclosure of operating segments [line items]
Grant income	3,489	2,022		8,108	5,305
CARB-X and Innovate
Disclosure of operating segments [line items]
Grant income	£ 149	£ 201		£ 396	£ 304

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’